Net Loss per Share - Summary of Basic and Diluted Net loss per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net loss	$ (10,900)	$ (11,187)	$ (11,600)	$ (5,705)	$ (5,385)	$ (5,321)	$ (8,994)	$ (5,160)	$ (3,500)	$ (33,663)	$ (22,690)	$ (33,877)	$ (22,975)	$ (13,218)
Accretion of redeemable convertible preferred stock to redemption value			(16)								(36)	(44)	(25)	(19)
Net loss attributable to common stockholders	$ (10,900)		$ (11,616)							$ (33,663)	$ (22,726)	$ (33,921)	$ (23,000)	$ (13,237)
Weighted average common shares outstanding - basic and diluted	14,315,410		513,900							14,304,721	513,900	2,061,845	513,527	508,659
Net loss per share attributable to common stockholders - basic and diluted	$ (0.76)	$ (1.68)	$ (22.60)	$ (11.13)	$ (10.49)	$ (10.37)	$ (17.52)	$ (10.06)	$ (6.83)	$ (2.35)	$ (44.22)	$ (16.45)	$ (44.79)	$ (26.02)